UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended March 31, 2011

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Arrow Investment Advisors, LLC
       Address: 2943 Olney-Sandy spring Road suite A
             	Olney, MD 20832


       Form 13F File Number: 28-13552

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Patrick Bassett
       Title:	Chief Compliance Officer
       Phone:	(301) 260-2934

       Signature, Place, and Date of Signing:

                Patrick Bassett         Olney, Maryland      May  13, 2011
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name


          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   2

       Form 13F Information Table Entry Total:	   144

       Form 13F Information Table Value Total:	   1541323
                                               (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name
          1	28-12076	       Dorsey Wright & Associates
	  2	28-12230	       ALPS Advisors Inc.


          [Repeat as necessary.]



	FORM 13F INFORMATION TABLE

NAME OF 	Titleof			Value	SHRS/PRNSHRS/	INVSTM	Other	Voting Authority
ISSUER		Class 	Cusip#		(x1000)	AMT	PRN	DSCRTN	MGRs	Sole	Shared	None
Abraxas Petro	COM	003830106	269	45979 	SHRS	Defined	2		45979
AGCO Corp	COM	001084102	1231	22409 	SHRS	Defined	2		22409
AirTran		COM	00949P108	124 	16700 	SHRS	Sole		16700
Alcoa Inc.	COM	013817101	709	40132 	SHRS	Defined	2		40132
Allegheny Tech	COM	01741R102	252	3728 	SHRS	Defined	2		3728
Anadarko Petro	COM	032511107	841	10264 	SHRS	Defined	2		10264
Apache Corp	COM	037411105	1036	7917 	SHRS	Defined	2		7917
Approach Res	COM	03834A103	358	10658 	SHRS	Defined	2		10658
Archer-Daniels	COM	039483102	4628	128517 	SHRS	Defined	2		128517
ATP Oil & Gas	COM	00208J108	363	20065 	SHRS	Defined	2		20065
BakerHughes	COM	057224107	660	8982 	SHRS	Defined	2		8982
BarIPathDJAIG	COM	06738C778	6424	125110 	SHRS	Defined	1	610 	124500
Berry Petro	COM	085789105	1108	21964 	SHRS	Defined	2		21964
BillBarrett	COM	06846N104	940	23549 	SHRS	Defined	2		23549
Boardwalk	COM	096627104	26042	797374 	SHRS	Defined	2		797374
BPZ Res		COM	055639108	262	49325 	SHRS	Defined	2		49325
Buckeye Part	COM	118230101	44549	701118 	SHRS	Defined	2		701118
Callon Petro	COM	13123X102	148	19093 	SHRS	Defined	2		19093
Camac Energy.	COM	131745101	33	21756 	SHRS	Defined	2		21756
Cameron Intl	COM	13342B105	289	5062 	SHRS	Defined	2		5062
Carrizo Oil&Gas	COM	144577103	713	19306 	SHRS	Defined	2		19306
CF Indus 	COM	125269100	2221	16233 	SHRS	Defined	2		16233
Chesapeake Ener	COM	165167107	456	13602 	SHRS	Defined	2		13602
Chesapeake Mid 	COM	16524K108	8525	295701 	SHRS	Defined	2		295701
Chevron		COM	166764100	4460	41518 	SHRS	Defined	2		41518
ClaytonWilliams	COM	969490101	316	2991 	SHRS	Defined	2		2991
Cliffs Natural	COM	18683K101	502	5117 	SHRS	Defined	2		5117
Coeur D'Alene   COM	192108504	166	4769 	SHRS	Defined	2		4769
Comstock Res   	COM	205768203	695	22457 	SHRS	Defined	2		22457
ConocoPhillips	COM	20825C104	2361	29568 	SHRS	Defined	2		29568
Consol Energy  	COM	20854P109	251	4680 	SHRS	Defined	2		4680
ContangoOil&Gas	COM	21075N204	408	6453 	SHRS	Defined	2		6453
Copano Energy	COM	217202100	27714	778490 	SHRS	Defined	2		778490
Corn Products	COM	219023108	937	18084 	SHRS	Defined	2		18084
DCP Midstream   COM	23311P100	15863	391687 	SHRS	Defined	2		391687
Deere & Co.	COM	244199105	8042	82999 	SHRS	Defined	2		82999
Delta Petro	COM	247907207	86	94570 	SHRS	Defined	2		94570
Devon Energy 	COM	25179M103	810	8831 	SHRS	Defined	2		8831
Duncan Ener   	COM	265026104	11648	287627 	SHRS	Defined	2		287627
Enbridge Ener 	COM	29250R106	61778	956017 	SHRS	Defined	2		956017
Endeavour    	COM	29259G200	133	10500 	SHRS	Defined	2		10500
Energy Part 	COM	29270U303	327	18165 	SHRS	Defined	2		18165
Energy Trans 	COM	29273R109	63903	1234604 SHRS	Defined	2		1234604
Enterprise  	COM	293792107	93185	2164072 SHRS	Defined	2		2164072
EOG Res		COM	26875P101	686	5785 	SHRS	Defined	2		5785
EXCO Res	COM	269279402	130 	6300 	SHRS	Sole		6300
Exxon Mobil	COM	30231G102	8628	102552 	SHRS	Defined	2		102552
FirstTrust 	COM	33735G107	16740	1128000	SHRS	Defined	1		1128000
FreeportMcMoran	COM	35671D857	1664	29956 	SHRS	Defined	2		29956
Fushi Copper	COM	36113E107	97 	12100 	SHRS	Sole		12100
FX Energy Inc.	COM	302695101	216	25830 	SHRS	Defined	2		25830
GenesisEnergy	COM	371927104	12659	447157 	SHRS	Defined	2		447157
Geo Res		COM	372476101	303	9683 	SHRS	Defined	2		9683
GMX Res		COM	38011M108	155	25051 	SHRS	Defined	2		25051
GoodrichPetro	COM	382410405	273	12302 	SHRS	Defined	2		12302
GulfportEnergy	COM	402635304	575	15918 	SHRS	Defined	2		15918
Halliburton	COM	406216101	942	18891 	SHRS	Defined	2		18891
HarvestNatural	COM	41754V103	259	16999 	SHRS	Defined	2		16999
HeclaMining	COM	422704106	135	14874 	SHRS	Defined	2		14874
Hess Corp	COM	42809H107	530	6216 	SHRS	Defined	2		6216
HollyEnergy 	COM	435763107	10321	177956 	SHRS	Defined	2		177956
HOUSTON AMERi	COM	44183U100	139	9048 	SHRS	Defined	2		9048
HyperDynamics	COM	448954107	254	55057 	SHRS	Defined	2		55057
Intrepid Potash	COM	46121Y102	367	10520 	SHRS	Defined	2		10520
iPathDJUBSAgri	COM	06739H206	6526	99450	SHRS	Defined	1		99450
iSharesCohe	COM	464287564	35576	507066 	SHRS	Defined	1		507066
iShares		COM	464287838	14958	182950 	SHRS	Defined	1		182950
iShares		COM	464287754	14713	207050 	SHRS	Defined	1		207050
iShares		COM	464287721	14130	212350 	SHRS	Defined	1		212350
iShares		COM	464288513	818 	8900 	SHRS	Sole		8900
iShares 	COM	464288281	502 	4712 	SHRS	Sole		4712
iShares		COM	464287440	47230	507797 	SHRS	Defined	1		507797
iShares		COM	464287176	436 	4000 	SHRS	Sole		4000
iShares		COM	464286830	13456	911049 	SHRS	Defined	1		911049
iShares		COM	464286822	13836	220150 	SHRS	Defined	1		220150
iShares		COM	464286772	13954	216850 	SHRS	Defined	1		216850
iShares		COM	464286756	13342	406900 	SHRS	Defined	1		406900
iShares		COM	464288414	348 	3500 	SHRS	Sole		3500
Kinder Morgan 	COM	494550106	91337	1232778 SHRS	Defined	2		1232778
L-1 Identity 	COM	50212A106	123 	10400 	SHRS	Sole		10400
Magellan Mid 	COM	559080106	67873	1133860 SHRS	Defined	2		1133860
MagnumHunter	COM	55973B102	269	31370 	SHRS	Defined	2		31370
Marathon Oil 	COM	565849106	783	14691 	SHRS	Defined	2		14691
Market Vectors	COM	57060U506	12486	300000 	SHRS	Defined	1		300000
MARKWEST ENERGY	COM	570759100	44575	919633 	SHRS	Defined	2		919633
McMoran Explor	COM	582411104	958	54106 	SHRS	Defined	2		54106
Monsanto Co	COM	61166W101	7645	105800 	SHRS	Defined	2		105800
Natl Oilwell	COM	637071101	690	8709 	SHRS	Defined	2		8709
Navisite, Inc.	COM	63935M208	107 	19500 	SHRS	Sole		19500
Newmont Mining	COM	651639106	1415	25924 	SHRS	Defined	2		25924
Noble Energy	COM	655044105	351	3636 	SHRS	Defined	2		3636
Northern Oil	COM	665531109	717	26871 	SHRS	Defined	2		26871
Novell, Inc.	COM	670006105	123 	20700 	SHRS	Sole		20700
Nucor 		COM	670346105	549	11930 	SHRS	Defined	2		11930
NUSTAR ENERGY 	COM	67058H102	43778	644830 	SHRS	Defined	2		644830
Occidental Pet	COM	674599105	1757	16812 	SHRS	Defined	2		16812
Oneok Part 	COM	68268N103	45816	556354 	SHRS	Defined	2		556354
Peabody Ener	COM	704549104	403	5597 	SHRS	Defined	2		5597
Penn Virginia	COM	707882106	388	22906 	SHRS	Defined	2		22906
Petro Dev	COM	716578109	566	11787 	SHRS	Defined	2		11787
PetroQuest	COM	716748108	262	27945 	SHRS	Defined	2		27945
Plains All	COM	726503105	66631	1045526 SHRS	Defined	2		1045526
PowerShares	COM	73935B102	6604	223050	SHRS	Defined	1		223050
PowerShares	COM	73936B408	8904	260050	SHRS	Defined	1		260050
PowerShares	COM	73935S105	8825	289250	SHRS	Defined	1		289250
PowerShares	COM	73936B606	35806	709454 	SHRS	Defined	1		709454
PowerShares	COM	73936B309	22799	344650	SHRS	Defined	1		344650
PowerShares	COM	73936T573	439 	16624 	SHRS	Sole		16624
PowerShares	COM	73935A104	10200	177600	SHRS	Defined	1		177600
Quicksilver	COM	74837R104	845	59039 	SHRS	Defined	2		59039
Regency Ener	COM	75885Y107	36941	1352664 SHRS	Defined	2		1352664
RexEnergy	COM	761565100	192	16473 	SHRS	Defined	2		16473
Rosetta Res	COM	777779307	1263	26566 	SHRS	Defined	2		26566
SouthernCopper	COM	84265V105	258	6420 	SHRS	Defined	2		6420
Southwestern	COM	845467109	309	7193 	SHRS	Defined	2		7193
SPDRBrclysHiYld	COM	78464A417	202 	5000 	SHRS	Sole		5000
SPDRConsDisc	COM	81369Y407	15895	407450	SHRS	Defined	1		407450
SPDRDBIntlGov	COM	78464A490	1,632 	27000 	SHRS	Sole		27000
SPDREnergy 	COM	81369Y506	16664	208800	SHRS	Defined	1		208800
SPDRIndus	COM	81369Y704	13486	357900	SHRS	Defined	1		357900
Spectra Energy	COM	84756N109	11268	342817 	SHRS	Defined	2		342817
Stone Energy	COM	861642106	822	24621 	SHRS	Defined	2		24621
SunocoLogistics	COM	86764L108	24512	282459 	SHRS	Defined	2		282459
Swift Energy	COM	870738101	902	21124 	SHRS	Defined	2		21124
Targa s		COM	87611X105	30749	886645 	SHRS	Defined	2		886645
TC Pipelines	COM	87233Q108	18482	355364 	SHRS	Defined	2		355364
The Mosaic	COM	61945A107	2759	35035 	SHRS	Defined	2		35035
The Wilber Corp	COM	967797101	125 	13125 	SHRS	Sole		13125
Toreador Res	COM	891050106	124	11548 	SHRS	Defined	2		11548
US Steel	COM	912909108	293	5430 	SHRS	Defined	2		5430
VaalcoEnergy	COM	91851C201	220	28370 	SHRS	Defined	2		28370
ValeroEnergy	COM	91913Y100	351	11768 	SHRS	Defined	2		11768
Vanguard	COM	92205F106	391	12293 	SHRS	Defined	2		12293
Vanguard	COM	922908538	47549	702250 	SHRS	Defined	1		702250
Vanguard	COM	921937827	47726	595384 	SHRS	Defined	1		595384
Vanguard	COM	922908595	15953	184850	SHRS	Defined	1		184850
Vanguard	COM	922908611	47764	668500 	SHRS	Defined	1		668500
Vanguard	COM	922908611	13929	194950	SHRS	Defined	1		194950
Venoco		COM	92275P307	199	11640 	SHRS	Defined	2		11640
W&T Offshore	COM	92922P106	401	17582 	SHRS	Defined	2		17582
Warren Res	COM	93564A100	182	35844 	SHRS	Defined	2		35844
Western Ga	COM	958254104	18485	529199 	SHRS	Defined	2		529199
Williams Cos	COM	969457100	378	12124 	SHRS	Defined	2		12124
WIlliamsPart	COM	96950F104	46229	892457 	SHRS	Defined	2		892457